PUT OPTION LIABILITY	12 Months Ended
Dec. 31, 2011
PUT OPTION LIABILITY
14.	PUT OPTION LIABILITY

In March 2006, the Group entered into the Agreement with QUALCOMM to establish a 70%-owned subsidiary, TechSoft Holding, as set out in Note 1. The exercise price for both the Put Option and the Call Option shall be the higher of, the original purchase price per share paid by QUALCOMM or the Group, subject to a continuous compounded growth rate increase of ten percent (10%) per annum including the date of full payment of the option price, as well as any declared and unpaid dividends accrued or accruing thereupon up until the date of redemption; and the amount equivalent to the business valuation performed by an independent professional valuation company that is mutually agreed upon by QUALCOMM and the Group, in proportion to QUALCOMM’s percentage of shareholding on a fully-diluted as converted basis. The Put Option was recorded at its fair value as a liability and subsequently remeasured at fair value at each period end.

As the valuation of the Put Option is based on the valuation of TechSoft Holding, a non-public company, it requires significant management judgment due to the absence of quoted market prices, and the lack of observable inputs. As a result, the Group has determined that the fair value of the Put Option is classified as Level 3 valuation within the fair value hierarchy (see Note 16).

The fair value of TechSoft Holding’s ordinary share is determined using the income approach valuation methodology that includes discounted cash flows of TechSoft Holding. The discounted cash flows were based on discrete five-year forecast developed by management for planning purposes, discounted at weighted average cost of capital. The fair value of TechSoft Holding’s ordinary shares as of December 31, 2011 is less than the calculated value and therefore the value of the Put Option is based on the difference between the calculated value and the fair value of the ordinary shares of TechSoft Holding, having regard to the probability of QUALCOMM exercising the Put Option.

A reconciliation of the beginning and ending balances of the Put Option measured at fair value, on a recurring basis, using Level 3 inputs follows:

Balance at the beginning of 2009	$1,173
Change in fair value of the Put Option	84

Balance at the beginning of 2010	1,257
Change in fair value of the Put Option	123

Balance at the beginning of 2011	1,380
Change in fair value of the Put Option	150

Balance at the end of 2011	$1,530